Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2020	Year ended March 31, 2019
	$	$
Interest paid	(2,237)	(2,378)
Income taxes paid	—	—
Investment tax credit on research and development received	132,109	171,204